Credit Risk - Measurement uncertainty - Baseline average macroeconomic variables used in the calculation of ECL (Details)	Jun. 30, 2022	Dec. 31, 2021
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3780.00%	3010.00%
Baseline | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	6.20%
Baseline | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	4.90%
Baseline | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.30%
Baseline | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.90%
Baseline | GDP | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	5.50%
Baseline | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.90%
Baseline | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.60%
Baseline | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Baseline | GDP | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Baseline | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.80%
Baseline | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.70%
Baseline | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.50%
Baseline | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Baseline | Unemployment | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.20%
Baseline | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	5.50%
Baseline | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.20%
Baseline | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Baseline | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Baseline | Unemployment | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Baseline | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.70%
Baseline | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.00%
Baseline | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.90%
Baseline | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.90%
Baseline | HPI | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.30%
Baseline | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	11.80%
Baseline | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.50%
Baseline | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.20%
Baseline | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.90%
Baseline | HPI | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.00%
Baseline | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.10%
Baseline | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	0.80%
Baseline | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.00%
Baseline | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	1.00%
Baseline | UK bank rate | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.80%
Baseline | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.20%
Baseline | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	0.30%
Baseline | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	0.90%
Baseline | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	1.20%
Baseline | US federal funds rate | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	1.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	740.00%	700.00%
Downside 2 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	6.20%
Downside 2 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.80%)	0.20%
Downside 2 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.40%)	(4.00%)
Downside 2 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	2.80%
Downside 2 | GDP | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.30%
Downside 2 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	5.50%
Downside 2 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.10%)	(0.80%)
Downside 2 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(3.50%)
Downside 2 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	2.50%
Downside 2 | GDP | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.20%
Downside 2 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.80%
Downside 2 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	7.20%
Downside 2 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	9.00%
Downside 2 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	7.60%
Downside 2 | Unemployment | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.30%
Downside 2 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.50%
Downside 2 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%	6.40%
Downside 2 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.00%	9.10%
Downside 2 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.10%	8.10%
Downside 2 | Unemployment | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	6.40%
Downside 2 | HPI | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.80%
Downside 2 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	4.70%
Downside 2 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(26.20%)	(14.30%)
Downside 2 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.60%)	(21.80%)
Downside 2 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.90%	11.90%
Downside 2 | HPI | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.20%	15.20%
Downside 2 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	11.80%
Downside 2 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.70%)	(6.60%)
Downside 2 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(9.00%)
Downside 2 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.90%
Downside 2 | HPI | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.70%
Downside 2 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.10%
Downside 2 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	2.20%
Downside 2 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	3.90%
Downside 2 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.10%
Downside 2 | UK bank rate | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.20%
Downside 2 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	0.20%
Downside 2 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	2.10%
Downside 2 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	3.40%
Downside 2 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	2.60%
Downside 2 | US federal funds rate | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.00%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1520.00%	1480.00%
Downside 1 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.20%
Downside 1 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	2.80%
Downside 1 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	(0.70%)
Downside 1 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.30%
Downside 1 | GDP | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Downside 1 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	5.50%
Downside 1 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.00%)	1.60%
Downside 1 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	(0.40%)
Downside 1 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.40%
Downside 1 | GDP | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.70%
Downside 1 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.80%
Downside 1 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.20%
Downside 1 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.80%
Downside 1 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.00%
Downside 1 | Unemployment | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.30%
Downside 1 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.50%
Downside 1 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.40%
Downside 1 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.60%
Downside 1 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.10%
Downside 1 | Unemployment | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.20%
Downside 1 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	4.70%
Downside 1 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(13.20%)	(6.80%)
Downside 1 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)	(10.50%)
Downside 1 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.00%	6.90%
Downside 1 | HPI | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	8.60%
Downside 1 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	11.80%
Downside 1 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.40%)	(1.20%)
Downside 1 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	(2.10%)
Downside 1 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.80%
Downside 1 | HPI | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.20%
Downside 1 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.10%
Downside 1 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	1.60%
Downside 1 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	2.70%
Downside 1 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Downside 1 | UK bank rate | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.60%
Downside 1 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	0.20%
Downside 1 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	1.30%
Downside 1 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	2.30%
Downside 1 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.10%
Downside 1 | US federal funds rate | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.80%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1400.00%	2090.00%
Upside 2 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	6.20%
Upside 2 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	7.20%
Upside 2 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	4.00%
Upside 2 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.70%
Upside 2 | GDP | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.10%
Upside 2 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.50%
Upside 2 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.30%
Upside 2 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.10%
Upside 2 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | GDP | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.80%
Upside 2 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.50%
Upside 2 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.10%
Upside 2 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Upside 2 | Unemployment | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Upside 2 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.50%
Upside 2 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.90%
Upside 2 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.40%
Upside 2 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.30%
Upside 2 | Unemployment | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.30%
Upside 2 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	4.70%
Upside 2 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.20%	8.50%
Upside 2 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	9.00%
Upside 2 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	5.20%
Upside 2 | HPI | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.20%
Upside 2 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	11.80%
Upside 2 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	10.60%
Upside 2 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	8.50%
Upside 2 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	7.20%
Upside 2 | HPI | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.60%
Upside 2 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.10%
Upside 2 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.20%
Upside 2 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.50%
Upside 2 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.50%
Upside 2 | UK bank rate | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.30%
Upside 2 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.20%
Upside 2 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	0.30%
Upside 2 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	0.40%
Upside 2 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	0.70%
Upside 2 | US federal funds rate | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.00%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2560.00%	2720.00%
Upside 1 | GDP | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	6.20%
Upside 1 | GDP | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.00%
Upside 1 | GDP | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	3.10%
Upside 1 | GDP | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.30%
Upside 1 | GDP | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.90%
Upside 1 | GDP | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	5.50%
Upside 1 | GDP | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.60%
Upside 1 | GDP | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.40%
Upside 1 | GDP | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 1 | GDP | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 1 | Unemployment | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.80%
Upside 1 | Unemployment | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.60%
Upside 1 | Unemployment | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.30%
Upside 1 | Unemployment | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.20%
Upside 1 | Unemployment | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 1 | Unemployment | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	5.50%
Upside 1 | Unemployment | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	4.00%
Upside 1 | Unemployment | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.50%
Upside 1 | Unemployment | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.50%
Upside 1 | Unemployment | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.50%
Upside 1 | HPI | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	4.70%
Upside 1 | HPI | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	5.00%
Upside 1 | HPI | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.00%
Upside 1 | HPI | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.90%
Upside 1 | HPI | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.30%
Upside 1 | HPI | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	11.80%
Upside 1 | HPI | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	8.30%
Upside 1 | HPI | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	7.00%
Upside 1 | HPI | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	6.00%
Upside 1 | HPI | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.70%
Upside 1 | UK bank rate | UK | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.10%
Upside 1 | UK bank rate | UK | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	0.60%
Upside 1 | UK bank rate | UK | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.80%
Upside 1 | UK bank rate | UK | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.80%
Upside 1 | UK bank rate | UK | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	0.50%
Upside 1 | US federal funds rate | US | 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	0.20%
Upside 1 | US federal funds rate | US | 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	0.30%
Upside 1 | US federal funds rate | US | 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	0.60%
Upside 1 | US federal funds rate | US | 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.00%
Upside 1 | US federal funds rate | US | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.10%